Additional Financial Information - Summary of the Receivables Transferred Under the Pooled Monetization Agreement (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Accounts Receivables Transferred Under Agreement [Line Items]
Receivables Repurchased during the Period	$ 46.0	$ 27.4	$ 27.4	$ 25.5